Share Capital (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 07, 2021	Nov. 30, 2021	Dec. 31, 2021	Aug. 01, 2021
Share Capital (Details) [Line Items]
Public warrants			7,623,600
Gross proceeds (in Dollars)		$ 9,222
Shares issued		70,685
Total proceeds (in Dollars)			$ 142
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Public warrants		801,929
Warrant [Member]
Share Capital (Details) [Line Items]
Shares issued			354,613	92,516
Business Combination [Member]
Share Capital (Details) [Line Items]
Business combination, description	Upon the closing of the Business Combination Agreement on October 7, 2021, the Company’s board of directors and shareholders approved a 1:46.25783 stock split and a change in par value from NIS 0.01 to NIS 0.000216.